Cash and cash equivalents and restricted cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 444,761		$ 1,063,956
Restricted cash and cash equivalent	371,332		319,250
US$
Cash and cash equivalents [Line Items]
Cash and cash equivalents	276,110		846,754
RMB
Cash and cash equivalents [Line Items]
Cash and cash equivalents	104,847	¥ 753,707	155,339	¥ 1,100,216
Others
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 63,804		$ 61,863